Equity share capital and share premium (Details Narrative)	12 Months Ended
	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Share based compensation equity instruments [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares	1,844	1,844	1,844	1,844
Exercise price, equity instruments | (per share)	$ 1	₨ 75.87
Ordinary shares [member] | Capital 18 Fin Cap Private Limited [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
IFRS Class of Warrant or Right, Outstanding	569,768	569,768	569,768
Ordinary shares [member] | Pandara Trust Scheme One [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
IFRS Class of Warrant or Right, Outstanding	172,634	172,634	172,634